Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
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Statement of compliance

Statement of compliance

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual IFRSs, International Accounting Standards and related nterpretations issued by the IASB.

The significant accounting policies that have been used in the preparation of these consolidated financial statements are disclosed below. These policies have been consistently applied to all the years presented unless otherwise stated. The adoption of new or amended IFRSs and the impacts on the Company’s financial statements, if any, are disclosed in Note 3.

Basis of preparation

Basis of preparation

The Group’s consolidated financial statements have been prepared on the historical cost basis. Historical cost is generally based on the fair value of the consideration given in exchange for goods.

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 4.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.

When assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each item of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intra-group assets and liabilities, equity, income and expenses and cash flow relating to transactions between members of the Group are eliminated in full on consolidation.

Revenue recognition

Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable. Revenue excludes value added tax or other sales taxes and is after deduction of any trade discounts, estimated customer returns, rebates and other similar allowances. Provided it is probable that the economic benefits will flow to the Group and the revenue and costs, if applicable, can be measured reliably, revenue is recognized in profit or loss as follows:

(i) Sale of goods

Revenue for the sale of goods is recognized when the goods are delivered and titles have passed, at which time when the Company has transferred to the buyer the significant risks and rewards of ownership of the goods and retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the good sold.

The Group’s revenues are principally from sales of commercial vehicle wheels to customers in the PRC and international markets. Revenue arising from sales made to PRC customers consists of sales to original equipment manufacturers (“OEMs”) and tier-one distributors who then resell the Group’s products to retail end-users in the aftermarket through tier-two distributors. The Group sells only to tier-one distributors and it does not sell directly to the tier-two distributors or end-users in the aftermarket.

The Group offers discounts or rebates based on the contractual percentages of sales to OEMs in settlement of warranty obligations and the OEMs have no other right of return.

The Group’s sales to tier-one distributors and international sales to international distributors and vehicle manufacturers have no rights of returns or warranty obligations.

(ii) Interest income

Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

Cost of sales	Cost of sales Cost of sales primarily consists of cost of raw materials, direct labor, and manufacturing overhead which includes depreciation expenses of plant and machinery.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment including buildings held for use in the production or supply of goods or services, or for administrative purposes other than construction in progress as described below are stated in the consolidated statements of financial position at cost less subsequent accumulated depreciation and accumulated impairment losses, if any.

Properties, plant and equipment in the course of construction for production, supply or administrative purposes and equipment pending for installation are carried at cost, less any recognized impairment loss. Costs include professional fees and, for qualifying assets, borrowing costs capitalized in accordance with the Group’s accounting policy. Construction in progress is classified to the appropriate category of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Depreciation is recognized so as to write off the cost of items of property, plant and equipment other than construction in progress, over their estimated useful lives and after taking into account their estimated residual value, using the straight line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Historical cost includes expenditure that is directly attributable to the acquisition of the items. Cost may also include transfers from equity of any gains/losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are recognized in profit or loss during the financial period in which they are incurred.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the net proceeds on disposal and the carrying amount of the asset and is recognized in profit or loss on the date of retirement or disposal.

Leased assets

Leased assets

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Where the Group has the use of assets under operating leases, payments made under the leases are charged to profit or loss in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rentals are charged as expenses in the accounting period in which they are incurred.

Leasehold land for own use

Leasehold land for own use

Up-front payments to acquire leasehold land that is accounted for as an operating lease are presented as “prepaid lease payments” in the consolidated statements of financial position and is amortized over the lease term on a straight-line basis.

Foreign currencies

Foreign currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchanges prevailing on the date of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale, are capitalized as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.

The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

Related parties

Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Government grants

Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attached to them and that the grants will be received.

Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current assets are included in non-current liabilities as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets. Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.

Employee benefits

Employee benefits

Short term employee benefits and contributions to defined contribution retirement plans

Salaries, annual bonuses, paid annual leave, contributions to defined contribution retirement plans and the cost of non-monetary benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

Payments to defined contribution scheme are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit schemes are dealt with as payments to defined contribution scheme where the Group’s obligations under the schemes are equivalent to those arising in a defined contribution retirement benefit plan.

Termination benefits

Termination benefits are recognized at the earlier of when the Group can no longer withdraw the offer of those benefits and when it recognizes restructuring costs involving the payment of termination benefits.

Share-based payment transactions

Equity-settled share-based payment transactions

Share options/awarded shares granted to employees

The fair value of services received determined by reference to the fair value of the share options and awarded shares granted at the date of grant is expensed as staff costs on a straight-line basis over the vesting period, with a corresponding increase in share incentive plan reserve (see Note 25).

At the end of the reporting period, the Group revises its estimates of the number of share options and awarded shares that are expected to ultimately vest. The impact of the revision of the original estimates during the vesting period, if any, is recognized in profit or loss for the year such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to share incentive plan reserve or capital reserve where appropriate. On the vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that vest (with a corresponding adjustment to share incentive plan reserve or capital reserve where appropriate) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares.

When share options are exercised/restricted shares are issued, the amount previously recognized in share incentive plan reserve will be transferred to additional paid in capital. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share incentive plan reserve will be transferred to retained profits.

Taxation

Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax loses and unused tax credits.

Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided that those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilized.

The limited exceptions to recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The amount of deferred tax recognized is measured based on the expected manner of realization or settlement of the carrying amount of the assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period. Deferred tax assets and liabilities are not discounted.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Additional income taxes that arise from the distribution of dividends are recognized when the liability to pay the related dividends is recognized.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Company or the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

•	in the case of current tax assets and liabilities, the Company or the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

•	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity; or

•

different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realize and settle simultaneously.

Intangible assets

Intangible assets

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses (see the accounting policy in respect of impairment losses on tangible and intangible assets below).

Research and development expenditure

Research and development expenditure

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from development activities (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	the intention to complete the intangible asset and use or sell it;

•	the ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible asset is reported at cost less accumulated amortization and accumulated impairment losses (if any), on the same basis as intangible assets acquired separately.

The Group has not capitalized any development cost during the years presented.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value.

Costs of inventories are determined on a weighted average method and comprise all costs of purchase, costs of conversion and other costs incurred in bring the inventories to their present location and condition.

Net realizable value represents the estimated selling price for inventories in the ordinary course of business less all estimated costs of completion and costs necessary to make the sale.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognized in the consolidated statements of financial position when a group entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

The Group’s financial assets are loans and receivables. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are initially recognized at fair value. Subsequent to initial recognition, loans and receivables (including trade and other receivables, pledged bank deposits, fixed bank deposits with maturity periods over three months and bank balances) are measured at amortized cost using the effective interest method, less any identified impairment losses (see accounting policy on impairment of financial assets below).

Impairment of financial assets

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired where there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the financial assets have been adversely affected.

Objective evidence of impairment could include:

•	significant financial difficulty of the issuer or counterparty; or

•	breach of contract, such as default or delinquency in interest or principal payments; or

•	it becoming probable that the borrower will enter bankruptcy or financial re-organization; or

•	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor.

If any such evidence exists, the impairment loss on trade receivables and other current receivables and other financial assets carried at amortized cost is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition of these assets), where the effect of discounting is material. This assessment is made collectively where these financial assets share similar risk characteristics, such as similar past due status, and have not been individually assessed as impaired. Future cash flows for financial assets which are assessed for impairment collectively are based on historical loss experience for assets with credit risk characteristics similar to the collective group.

If in a subsequent period the amount of an impairment loss decreases and the decrease can be linked objectively to an event occurring after the impairment loss was recognized, the impairment loss is reversed through profit or loss. A reversal of an impairment loss shall not result in the asset’s carrying amount exceeding that which would have been determined had no impairment loss been recognized in prior years.

Impairment losses are written off against the corresponding assets directly, except for impairment losses recognized in respect of trade receivables included within trade and other receivables and prepayments, whose recovery is considered doubtful but not remote. In this case, the impairment losses for doubtful debts are recorded using an allowance account. When the Group is satisfied that recovery is remote, the amount considered irrecoverable is written off against trade debtors directly and any amounts held in the allowance account relating to that debt are reversed. Subsequent recoveries of amounts previously charged to the allowance account are reversed against the allowance account. Other changes in the allowance account and subsequent recoveries of amounts previously written off directly are recognized in profit or loss.

Financial liabilities and equity instruments

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

Financial liabilities

Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. They are subsequently stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in profit or loss over the period of the borrowings, together with any interest and fees payable, using the effective interest method.

Trade and other payables are initially recognized at fair value. Theys are subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Derecognition

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

The Group derecognizes a financial liability when, and only when, the Group’s obligations are discharged, canceled or expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Impairment of non-financial assets

Impairment of non-financial assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

•	property, plant and equipment

•	prepaid lease payments; and

•	intangible assets.

If any such indication exists, the recoverable amount of the asset is estimated. In addition, for intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

An impairment loss is recognized in profit or loss whenever the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition. Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Provisions and contingent liabilities

Provisions and contingent liabilities

Provisions are recognized for liabilities of uncertain timing or amount when the Group or the Company has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Earnings per share

Earnings per share

Basic earnings per share are calculated by dividing profit attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the years.

Diluted earnings per share are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

Anti-dilutive potential ordinary shares are not considered in the calculation of the diluted earnings per share. Potential ordinary shares are anti-dilutive when the conversion of ordinary shares increases the earnings per share or decreases the net losses per share.

Translation into United States dollar

Translation into United States dollar

The consolidated financial statements of the Group are stated in RMB. The translation of RMB amounts as of and for the year ended December 31, 2017 into US$ is included solely for the convenience of readers and was made at the rate of RMB6.5063 to US$1.00, which was based on the noon buying rate on December 31, 2017 in The City of New York cable transfers of RMB as certified for customers purposes by the Federal Reserve Bank of New York. Such translations should not be construed as representation that RMB amounts could be converted, realized or settled into US$ at the rate stated above or at any other rate.

Segment reporting

Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s chief operating decision maker for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.